Acquisitions and Disposals (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Calculation of the consideration transferred in acquisition
The calculation of the consideration transferred to acquire Catlin Shares is as follows:

(In thousands, except per share data)
Catlin Shares outstanding as of April 30, 2015 that received share consideration (including the dilutive effect of warrants)	384,118
Exchange ratio per the Implementation Agreement	0.130
XL Share issuance to Catlin shareholders	49,935
Closing price per XL share on April 30, 2015 (1)	$37.08
XL Share issuance consideration	$1,851,601
Catlin Shares outstanding as of April 30, 2015 that received cash consideration (including the dilutive effect of warrants)	384,118
Cash price component, per Catlin Share in GBP	£3.88
Cash consideration, in GBP	£1,490,377
Foreign exchange rate: GBP/USD on April 30, 2015	$1.5349
Cash consideration	$2,287,579
Total acquisition consideration	$4,139,180
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(1)	The closing market price of XL Shares on the Acquisition Date represents the fair value of XL shares issued as part of the Acquisition Consideration.

Schedule of assets acquired and liabilities assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed at the Acquisition Date:

(U.S. dollars in thousands)
ASSETS
Fixed maturities, at fair value	$6,266,489
Short-term investments, at fair value	634,599
Equity investments, at fair value	236,230
Investment in affiliates	216,843
Other investments	386,828
Total investments	$7,740,989
Cash and cash equivalents (1)	1,267,565
Accrued investment income	35,063
Premiums receivable	2,545,188
Unpaid losses and loss expenses recoverable	1,493,267
Reinsurance balances receivable	299,579
Ceded unearned premiums	1,143,852
Deferred acquisition costs and value of business acquired	679,259
Intangible assets	988,000
Receivable from investments sold	9,633
Other assets (2)	306,686
Total assets	$16,509,081

LIABILITIES
Unpaid losses and loss expenses	$6,933,144
Unearned premiums	3,742,234
Reinsurance balances payable	1,441,749
Notes payable and debt	82,066
Payable for investments purchased	34,149
Deferred tax liability (2)	82,783
Other liabilities (2)	285,481
Total liabilities	$12,601,606
Net assets acquired before non-controlling interest	$3,907,475
Non-controlling interest in equity of consolidated subsidiaries	562,285
Net assets acquired	$3,345,190
Acquisition consideration	$4,139,180
Goodwill (2)	$793,990
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(1)    Includes Restricted cash.

(2)
Includes an increase of $15.9 million to goodwill from the amount initially recorded at June 30, 2015, as a result of several tax-related adjustments, including a decrease in other assets of $7.5 million, a decrease in deferred tax liability of $11.3 million, and an increase in other liabilities of $19.8 million. See discussion of "Income Taxes" below for further information.

Schedule of restructuring costs
As a part of the ongoing integration of Catlin's operations, the Company incurs costs associated with restructuring the systems, processes and workforce. These costs include such items as severance, retention, facilities and consulting and other costs. The Company separately identifies such costs and includes these expenses within Corporate and Other:

(U.S. dollars in thousands)	Severance related costs	Retention and other compensation costs	Facilities-related costs	Consulting and other	Total
Liabilities at December 31, 2015	$16,127	$16,969	$818	$23,375	$57,289
Costs incurred in 2016	16,758	8,006	6,103	24,120	54,987
2016 payments	16,535	17,466	1,040	16,303	51,344
Liabilities at March 31, 2016	$16,350	$7,509	$5,881	$31,192	$60,932

(U.S. dollars in thousands)	Severance related costs	Retention and other compensation costs	Facilities-related costs	Consulting and other	Total
Costs incurred in 2015	$47,185	$35,310	$14,744	$59,129	$156,368
2015 payments	31,058	18,341	13,926	35,754	99,079
Liabilities at December 31, 2015	$16,127	$16,969	$818	$23,375	$57,289

Results since acquisition

(U.S. dollars in thousands)	May 1, 2015 to December 31, 2015
Total revenues - see comments above	$2,791,789
Net income (loss) - see comments above	$103,637

Pro Forma information
The following table presents unaudited pro forma consolidated information for the years ended December 31, 2015 and 2014 and assumes the Catlin Acquisition occurred on January 1, 2014. The pro forma financial information is presented for informational purposes only and does not necessarily reflect the results that would have occurred had the acquisition taken place on January 1, 2014, nor is it necessarily indicative of future results. Significant adjustments used to determine pro forma results include amortization of intangible assets and amortization of fair value adjustments discussed above, and the corresponding income tax effects. Non-recurring transaction related costs noted above have been included in the unaudited pro forma results for the year ended December 31, 2014.

	Unaudited Pro Forma
(In thousands, except per share data)	2015	2014
Total revenues	$10,628,915	$10,938,216
Net income attributable to ordinary shareholders	1,221,497	475,914
Earnings (loss) per ordinary share and ordinary share equivalent – basic	4.03	1.50
Earnings (loss) per ordinary share and ordinary share equivalent – diluted	3.97	1.48

Summary of impact of Life Retro Arrangements
The impact of the GreyCastle Life Retro Arrangements on the Company's results was as follows:

Impact of GreyCastle Life Retro Arrangements	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Underwriting profit (loss) (1)	$—	$603
Net investment income - Life Funds Withheld Assets	41,560	50,419
Net realized gains (losses) on investments sold - Life Funds Withheld Assets	34,416	52,738
Net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	69,096	760
OTTI on investments - Life Funds Withheld Assets	(2,346)	(5,209)
Exchange gains (losses)	11,119	3,684
Other income and expenses	(146)	(1,298)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	(236,080)	(229,367)
Net income (loss)	$(82,381)	$(127,670)
Change in net unrealized gains (losses) on investments - Life Funds Withheld Assets, net of tax	51,990	37,115
Change in adjustments related to future policy benefit reserves, net of tax	17,035	60,356
Change in cumulative translation adjustment - Life Funds Withheld Assets, net of tax	13,356	30,802
Total changes to other comprehensive income as a result of GreyCastle Life Retro Arrangements	$82,381	$128,273
Comprehensive income (loss)	$—	$603
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(1)
The underwriting profit of $0.6 million relates to a premium adjustment during the three months ended March 31, 2015 relating to the GreyCastle Life Retro Arrangements transaction. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the three months ended March 31, 2015.

The impact of the GreyCastle Life Retro Arrangements on the Company's results for the year ended December 31, 2015 and the period beginning from the completion of the transaction on May 30, 2014 through December 31, 2014 was as follows:

Impact of GreyCastle Life Retro Arrangements		May 30 to December 31,
(U.S. dollars in thousands)	2015	2014
Underwriting profit (loss) (1)	$605	$11,649
Net investment income - Life Funds Withheld Assets	187,489	129,575
Net realized gains (losses) on investments sold - Life Funds Withheld Assets	223,272	5,067
Net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	(27,734)	(9)
OTTI on investments - Life Funds Withheld Assets	(13,357)	(20,587)
Exchange (gains) losses	4,788	10,099
Other income and expenses	2,280	(1,610)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	(151,691)	(488,222)
Net income (loss)	$225,652	$(354,038)
Change in net unrealized gains (losses) on investments - Life Funds Withheld Assets, net of tax	(421,604)	274,083
Change in adjustments related to future policy benefit reserves, net of tax	170,688	74,009
Change in cumulative translation adjustment - Life Funds Withheld Assets, net of tax	25,869	17,595
Total changes to other comprehensive income as a result of GreyCastle Life Retro Arrangements (2)	$(225,047)	$365,687
Comprehensive income (loss)	$605	$11,649
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(1)
The underwriting profit of $0.6 million relates to a premium adjustment relating to the GreyCastle Life Retro Arrangements transaction, which was completed on May 30, 2014. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the years ended December 31, 2015 and 2014.